UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President, General Counsel and Secretary

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 – March 31, 2019

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2019. The schedules have not been audited.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreement (12.5%)
Bank of Nova Scotia (The), 2.60%, dated 3/29/19, due 4/1/19, repurchase price $150,032,500, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 4/15/19-2/15/45; total market value $153,000,096	$150,000,000	$150,000,000

Total Repurchase Agreement		150,000,000

U.S. Government Agency Securities (63.8%)
FHLB
2.25%, 4/1/19(o)(p)	61,000,000	61,000,000
2.41%, 4/24/19(o)(p)	100,000,000	99,846,028
2.42%, 4/26/19(o)(p)	50,000,000	49,916,146
2.45%, 5/3/19(o)(p)	45,800,000	45,700,665
(SOFR - 0.01%), 2.42%, 5/13/19(k)	50,000,000	49,999,355
2.42%, 5/13/19(o)(p)	75,000,000	74,789,122
2.47%, 5/17/19(o)(p)	50,000,000	49,842,833
2.43%, 6/10/19(o)(p)	50,000,000	49,764,722
(SOFR + 0.02%), 2.45%, 7/17/19(k)	35,000,000	35,000,000
(SOFR + 0.02%), 2.45%, 8/27/19(k)	50,000,000	50,000,000
(SOFR + 0.03%), 2.46%, 9/20/19(k)	100,000,000	100,000,000
(ICE LIBOR USD 3 Month -0.23%), 2.39%, 12/3/19(k)	50,000,000	50,000,000
FNMA
2.40%, 4/10/19(o)(p)	50,000,000	49,970,000

Total U.S. Government Agency Securities		765,828,871

U.S. Treasury Obligations (23.6%)
U.S. Treasury Bills
2.38%, 4/11/19(p)	100,000,000	99,933,889
2.37%, 5/30/19(p)	50,000,000	49,806,201
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 2.49%, 4/30/19(k)	84,000,000	84,004,697
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.48%, 7/31/19(k)	50,000,000	50,009,993

Total U.S. Treasury Obligations		283,754,780

Total Investments in Securities (99.9%) (Amortized Cost $1,199,583,651)		1,199,583,651
Other Assets Less Liabilities (0.1%)		1,291,163

Net Assets (100%)		$1,200,874,814

Federal Income Tax Cost of Investments		$1,199,583,651

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2019.

(p)	Yield to maturity.

Glossary:

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Repurchase Agreement	$—	$150,000,000	$—	$150,000,000
U.S. Government Agency Securities	—	765,828,871	—	765,828,871
U.S. Treasury Obligations	—	283,754,780	—	283,754,780

Total Assets	$—	$1,199,583,651	$—	$1,199,583,651

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,199,583,651	$—	$1,199,583,651

See Notes to Portfolio of Investments.

2

EQ/Money Market Portfolio

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the EQ/Money Market Portfolio’s (“Portfolio’s”) Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the EQ/Money Market Portfolio (“Portfolio”). The Board has delegated the responsibility of calculating the net asset value (“NAV”) of and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC”, in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2019, is included in the Portfolio of Investments for the Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for the Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on the Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based NAV per share of the Portfolio. The Portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.

EQ/Money Market Portfolio

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2019 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Portfolio’s calculation of a NAV for the Portfolio when the Committee deems that the particular event or circumstance would materially affect the Portfolio’s NAV. At March 31, 2019, the Portfolio didn’t apply these procedures.

For more information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
May 28, 2019

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
May 28, 2019